Cash and Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments and Cash1 [Abstract]
Schedule of cash and investments
Presented in the table below are holding company cash and investments and portfolio investments, net of short sale and derivative obligations, all of which are classified at FVTPL except for investments in associates and other invested assets.

	December 31, 2019	December 31, 2018
Holding company
Cash and cash equivalents(1)	183.9	227.7
Short term investments	128.3	19.8
Bonds	395.9	503.4
Preferred stocks	4.7	4.5
Common stocks(2)	296.9	704.7
Derivatives (note 7)	83.7	75.6
	1,093.4	1,535.7
Assets pledged for short sale and derivative obligations:
Short term investments	2.8	13.7
Bonds	2.7	7.8
	5.5	21.5

Holding company cash and investments as presented on the consolidated balance sheet	1,098.9	1,557.2
Short sale and derivative obligations (note 7)	(0.3)	(6.6)
	1,098.6	1,550.6
Portfolio investments
Cash and cash equivalents(1)	3,954.5	4,583.7
Short term investments	6,066.8	2,138.3
Bonds	15,618.1	19,256.4
Preferred stocks	578.2	260.1
Common stocks(2)	5,287.6	4,431.4
Investments in associates (note 6)	3,195.8	3,471.9
Derivatives (note 7)	202.7	229.8
Other invested assets(3)	556.4	333.8
	35,460.1	34,705.4
Assets pledged for short sale and derivative obligations:
Cash and cash equivalents(1)	—	3.0
Short term investments	72.4	36.8
Bonds	74.5	124.8
	146.9	164.6
Fairfax India cash, portfolio investments and associates:
Cash and cash equivalents(1)	104.7	67.7
Bonds	124.1	576.4
Common stocks	359.7	158.5
Investments in associates (note 6)	1,391.3	1,103.0
	1,979.8	1,905.6
Fairfax Africa cash, portfolio investments and associates:
Cash and cash equivalents(1)	86.2	231.9
Short term investments	104.0	38.7
Bonds	100.1	92.7
Common stocks	—	3.9
Investments in associates (note 6)	232.9	288.1
Derivatives (note 7)	1.6	2.0
	524.8	657.3

Portfolio investments as presented on the consolidated balance sheet	38,111.6	37,432.9
Short sale and derivative obligations (note 7)	(205.6)	(142.9)
	37,906.0	37,290.0

Total investments, net of short sale and derivative obligations	39,004.6	38,840.6

(1)	Includes aggregate restricted cash and cash equivalents at December 31, 2019 of $691.5 (December 31, 2018 - $577.1). See note 27.

(2)	Includes aggregate investments in limited partnerships and other funds with carrying values at December 31, 2019 of $2,056.8 and $175.6 (December 31, 2018 - $2,055.8 and $150.3).

(3)	Comprised primarily of investment property.

Schedule of pledged assets, by nature of pledge requirement
The table that follows summarizes assets pledged to third parties by the nature of the pledge requirement (excluding assets pledged in favour of Lloyd's (note 20), for short sale and derivative obligations and for certain intercompany reinsurance arrangements). Pledged assets primarily consist of cash and cash equivalents, short term investments and bonds within portfolio investments on the consolidated balance sheet.

	December 31, 2019	December 31, 2018
Regulatory deposits(1)	4,667.4	4,503.3
Security for reinsurance and other(1)	1,106.7	1,200.3
	5,774.1	5,703.6

(1)
Excludes European Run-off's regulatory deposits of $71.7 and security for reinsurance and other of $65.5 at December 31, 2019 that were included in assets held for sale on the consolidated balance sheet (note 23).

Schedule of fixed income maturity profile
The table below does not reflect the impact of U.S. treasury bond forward contracts with a notional amount at December 31, 2019 of $846.5 (December 31, 2018 - $471.9) that reduce the company's exposure to interest rate risk (described in note 7). The decrease in the company's holdings of bonds due in 1 year or less and due after 1 year through 5 years was primarily due to net sales and maturities of short-dated U.S. treasury bonds and Canadian government bonds for net proceeds of $4,601.5 and $344.5, the settlement of bonds issued by EXCO Resources Inc. and Sanmar Chemicals Group (both described in note 6) and the reclassification of bonds at European Run-off to assets held for sale (note 23), partially offset by net purchases of high quality U.S. corporate bonds of $545.1 and purchases of other corporate bonds. Proceeds from net sales of short-dated U.S. treasury bonds were primarily reinvested into U.S. treasury and corporate and other short-term investments.

	December 31, 2019		December 31, 2018
	Amortized cost(1)	Fair value(1)	Amortized cost(1)	Fair value(1)
Due in 1 year or less	8,158.1	8,206.3	9,610.5	9,606.5
Due after 1 year through 5 years	5,872.8	5,980.8	9,112.7	9,174.4
Due after 5 years through 10 years	1,227.6	1,242.3	808.4	802.7
Due after 10 years	784.9	886.0	956.9	977.9
	16,043.4	16,315.4	20,488.5	20,561.5
Pre-tax effective interest rate		3.6%		3.5%

(1)	Includes bonds held by the holding company, Fairfax India and Fairfax Africa.

Disclosure of fair value measurement of assets
During 2019 and 2018 there were no significant transfers of financial instruments between Level 1 and Level 2 and there were no significant transfers of financial instruments in or out of Level 3 as a result of changes in the observability of valuation inputs except as described in the following table which summarizes changes in Level 3 financial assets measured at fair value on a recurring basis.

	2019
	Limited partnerships and other(1)	Private placement debt securities	Derivatives and other invested assets	Private company preferred shares	Common shares		Private equity funds(1)	Total
Balance - January 1	1,810.7	1,992.9	476.7	255.7	668.0		170.0	5,374.0
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	136.0	(159.8)	195.9	374.3	132.0		29.9	708.3
Purchases	196.6	424.5	195.3	49.0	25.5		—	890.9
Sales and distributions	(251.9)	(806.6)	(109.2)	(108.7)	(45.4)		(67.4)	(1,389.2)
Transfer out of category	(39.0)	—	—	—	(574.3)	(2)	—	(613.3)
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	6.8	23.3	5.8	(1.1)	(0.2)		(3.3)	31.3
Assets held for sale (note 23)	(12.5)	(54.2)	(0.2)	—	—		—	(66.9)
Balance - December 31	1,846.7	1,420.1	764.3	569.2	205.6		129.2	4,935.1

	2018
	Limited partnerships and other(1)	Private placement debt securities	Derivatives and other invested assets	Private company preferred shares	Common shares		Private equity funds(1)	Total
Balance - January 1	1,598.7	1,941.1	177.6	283.2	202.2		170.5	4,373.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	155.7	(78.4)	(44.5)	(46.0)	(24.0)		10.9	(26.3)
Purchases	383.1	458.7	362.1	47.7	7.5		2.6	1,261.7
Sales and distributions	(316.3)	(266.3)	(0.5)	(24.4)	(3.5)		(5.8)	(616.8)
Transfer into category	—	—	—	—	491.4	(2)	—	491.4
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(10.5)	(62.2)	(18.0)	(4.8)	(5.6)		(8.2)	(109.3)
Balance - December 31	1,810.7	1,992.9	476.7	255.7	668.0		170.0	5,374.0

(1)	Included in common stocks in the fair value hierarchy table presented on the previous page and in holding company cash and investments or common stocks on the consolidated balance sheets.

(2)
During 2019 the company's investment in ICICI Lombard common stock was transferred from Level 3 to Level 1 as the Indian regulatory selling restriction placed on the company's holdings was removed. Accordingly, the company ceased applying a discount for lack of marketability (an unobservable key valuation input) to the traded market price of those holdings, which had previously been transferred from Level 1 to Level 3 during 2018. Subsequently during 2019 the company sold its remaining 9.9% equity interest in ICICI Lombard.

The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2019				December 31, 2018
	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)
Cash and cash equivalents(1)	4,329.3	—	—	4,329.3	5,114.0	—	—	5,114.0

Short term investments:
Canadian government	373.9	—	—	373.9	198.9	—	—	198.9
Canadian provincials	755.3	—	—	755.3	171.6	—	—	171.6
U.S. treasury	3,154.4	—	—	3,154.4	758.5	—	—	758.5
Other government	220.6	155.2	—	375.8	692.4	122.3	—	814.7
Corporate and other	—	1,714.9	—	1,714.9	—	303.6	—	303.6
	4,504.2	1,870.1	—	6,374.3	1,821.4	425.9	—	2,247.3
Bonds:
Canadian government	—	664.4	—	664.4	—	964.7	—	964.7
Canadian provincials	—	2.9	—	2.9	—	51.9	—	51.9
U.S. treasury	—	5,610.8	—	5,610.8	—	10,464.0	—	10,464.0
U.S. states and municipalities	—	216.5	—	216.5	—	363.2	—	363.2
Other government	—	1,656.0	—	1,656.0	—	1,593.3	—	1,593.3
Corporate and other	—	6,744.7	1,420.1	8,164.8	—	5,131.5	1,992.9	7,124.4
	—	14,895.3	1,420.1	16,315.4	—	18,568.6	1,992.9	20,561.5
Preferred stocks:
Canadian	—	8.4	82.5	90.9	—	7.8	160.5	168.3
U.S.	—	—	5.0	5.0	—	—	5.0	5.0
Other(2)	5.3	—	481.7	487.0	1.1	—	90.2	91.3
	5.3	8.4	569.2	582.9	1.1	7.8	255.7	264.6
Common stocks:
Canadian	577.9	103.7	114.8	796.4	669.6	96.0	107.7	873.3
U.S.	360.6	33.2	1,029.3	1,423.1	302.0	48.6	1,073.2	1,423.8
Other(3)	2,289.5	397.8	1,037.4	3,724.7	1,056.7	476.9	1,467.8	3,001.4
	3,228.0	534.7	2,181.5	5,944.2	2,028.3	621.5	2,648.7	5,298.5

Derivatives and other invested assets	—	80.1	764.3	844.4	—	164.3	476.9	641.2

Short sale and derivative obligations (note 7)	—	(205.9)	—	(205.9)	—	(149.3)	(0.2)	(149.5)

Holding company cash and investments and portfolio investments measured at fair value	12,066.8	17,182.7	4,935.1	34,184.6	8,964.8	19,638.8	5,374.0	33,977.6

	35.3%	50.3%	14.4%	100.0%	26.4%	57.8%	15.8%	100.0%

Investments in associates (note 6)(4)	1,982.9	19.4	4,034.2	6,036.5	2,344.9	36.9	2,841.3	5,223.1

(1)	Includes restricted cash and cash equivalents of $691.5 at December 31, 2019 (December 31, 2018 - $577.1). See note 27.

(2)
Primarily comprised of the company's investment in compulsory convertible preferred shares of Go Digit Infoworks Services Limited ("Digit"). The company also holds a 49.0% equity interest in Digit as described in note 6.

(3)
Includes other funds invested principally in fixed income securities with a carrying value at December 31, 2019 of $175.6 (December 31, 2018 - $150.3) that are excluded when measuring the company's equity and equity-related exposure.

(4)	The carrying value of investments in associates is determined using the equity method of accounting so fair value is presented separately in the table above.

Disclosure of fair value measurement of liabilities
The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2019				December 31, 2018
	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)
Cash and cash equivalents(1)	4,329.3	—	—	4,329.3	5,114.0	—	—	5,114.0

Short term investments:
Canadian government	373.9	—	—	373.9	198.9	—	—	198.9
Canadian provincials	755.3	—	—	755.3	171.6	—	—	171.6
U.S. treasury	3,154.4	—	—	3,154.4	758.5	—	—	758.5
Other government	220.6	155.2	—	375.8	692.4	122.3	—	814.7
Corporate and other	—	1,714.9	—	1,714.9	—	303.6	—	303.6
	4,504.2	1,870.1	—	6,374.3	1,821.4	425.9	—	2,247.3
Bonds:
Canadian government	—	664.4	—	664.4	—	964.7	—	964.7
Canadian provincials	—	2.9	—	2.9	—	51.9	—	51.9
U.S. treasury	—	5,610.8	—	5,610.8	—	10,464.0	—	10,464.0
U.S. states and municipalities	—	216.5	—	216.5	—	363.2	—	363.2
Other government	—	1,656.0	—	1,656.0	—	1,593.3	—	1,593.3
Corporate and other	—	6,744.7	1,420.1	8,164.8	—	5,131.5	1,992.9	7,124.4
	—	14,895.3	1,420.1	16,315.4	—	18,568.6	1,992.9	20,561.5
Preferred stocks:
Canadian	—	8.4	82.5	90.9	—	7.8	160.5	168.3
U.S.	—	—	5.0	5.0	—	—	5.0	5.0
Other(2)	5.3	—	481.7	487.0	1.1	—	90.2	91.3
	5.3	8.4	569.2	582.9	1.1	7.8	255.7	264.6
Common stocks:
Canadian	577.9	103.7	114.8	796.4	669.6	96.0	107.7	873.3
U.S.	360.6	33.2	1,029.3	1,423.1	302.0	48.6	1,073.2	1,423.8
Other(3)	2,289.5	397.8	1,037.4	3,724.7	1,056.7	476.9	1,467.8	3,001.4
	3,228.0	534.7	2,181.5	5,944.2	2,028.3	621.5	2,648.7	5,298.5

Derivatives and other invested assets	—	80.1	764.3	844.4	—	164.3	476.9	641.2

Short sale and derivative obligations (note 7)	—	(205.9)	—	(205.9)	—	(149.3)	(0.2)	(149.5)

Holding company cash and investments and portfolio investments measured at fair value	12,066.8	17,182.7	4,935.1	34,184.6	8,964.8	19,638.8	5,374.0	33,977.6

	35.3%	50.3%	14.4%	100.0%	26.4%	57.8%	15.8%	100.0%

Investments in associates (note 6)(4)	1,982.9	19.4	4,034.2	6,036.5	2,344.9	36.9	2,841.3	5,223.1

(1)	Includes restricted cash and cash equivalents of $691.5 at December 31, 2019 (December 31, 2018 - $577.1). See note 27.

(2)
Primarily comprised of the company's investment in compulsory convertible preferred shares of Go Digit Infoworks Services Limited ("Digit"). The company also holds a 49.0% equity interest in Digit as described in note 6.

(3)
Includes other funds invested principally in fixed income securities with a carrying value at December 31, 2019 of $175.6 (December 31, 2018 - $150.3) that are excluded when measuring the company's equity and equity-related exposure.

(4)	The carrying value of investments in associates is determined using the equity method of accounting so fair value is presented separately in the table above.

Disclosure of significant unobservable inputs used in fair value measurement of assets
The table below presents the valuation techniques and unobservable inputs used to estimate fair values for the company's significant Level 3 financial assets at December 31, 2019:

Asset class	Carrying value	Valuation technique	Significant unobservable input	Input range used		Effect on estimated fair value if input value is increased(a)
				Low	High
Limited partnerships and other(b)(1)	1,846.7	Net asset value	Net asset value	N/A	N/A	Increase
Private placement debt securities(c)(2)	1,051.0	Discounted cash flow	Credit spread	1.4%	19.4%	Decrease
Private placement debt securities(c)(3)	232.0	Market approach	Recent transaction price	N/A	N/A	Increase
Derivatives and other invested assets:
Investment property(e)(4)	480.5	Income capitalization approach and/or sales comparison approach	Terminal capitalization rate	6.8%	7.5%	Decrease
			Discount rate	7.3%	9.0%	Decrease
			Market rent growth rate	3.0%	3.0%	Increase
Warrants(e)(5)	199.5	Option pricing model	Equity volatility	21.3%	41.0%	Increase
CPI-linked derivatives(e)(6)	6.7	Option pricing model	Inflation volatility	0.0%	3.9%	Increase
Private company preferred shares(d)(7)	481.7	Market approach	Transaction price	N/A	N/A	Increase
			Discount for lack of marketability	4.5%	4.5%	Decrease
Private company preferred shares(d)(8)	68.6	Discounted cash flow	Credit spread	3.6%	3.6%	Decrease
Common shares(b)(9)	76.0	Market comparable	Book value multiple	1.4	1.4	Increase
Private equity funds(b)(1)	65.4	Net asset value	Net asset value	N/A	N/A	Increase
Private equity funds(b)(9)	63.8	Market comparable	Price/Earnings multiple	10.0	10.0	Increase
Other	363.2	Various	Various	N/A	N/A	N/A
Total	4,935.1

(a)	Decreasing the input value would have the opposite effect on the estimated fair value.

(b)	Included in holding company cash and investments or common stocks on the consolidated balance sheet.

(c)	Included in holding company cash and investments or bonds on the consolidated balance sheet.

(d)	Included in preferred stocks on the consolidated balance sheet.

(e)	Included in holding company cash and investments or derivatives and other invested assets on the consolidated balance sheet.

(1)
Valued primarily based on net asset value statements provided by third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. In some instances, such investments are classified as Level 3 if they require at least three months' notice to liquidate or redeem. Reasonably possible alternative assumptions have not been applied to the estimated fair value of these investments due to their diverse nature and resulting dispersion of prices. At December 31, 2019 limited partnerships and other consisted of 49 investments, the largest being $482.3.

(2)
Valued using industry accepted discounted cash flow models that incorporate market unobservable credit spreads of the issuers. At December 31, 2019 this asset class consisted of 16 investments, the largest being $442.1. By increasing (decreasing) the credit spreads within a reasonably possible range, the fair value of these private placement debt securities would decrease by $14.3 (increase by $14.4).

(3)	At December 31, 2019 this asset class consisted of 6 investments, the largest being $108.1.

(4)
Valued by third party appraisers using industry accepted income capitalization and/or sales comparison methodologies that incorporate market unobservable capitalization rates, discount rates and market rent growth rates.

(5)
Valued using industry accepted option pricing models that incorporate market unobservable long-dated equity volatilities. A higher equity volatility generally results in a higher fair value due to the higher probability of obtaining a greater return from the warrant.

(6)	Valued based on broker-dealer quotes which utilize market observable inputs except for inflation volatility which is market unobservable.

(7)
A discount for lack of marketability is applied to the transaction price of preferred shares that the company is restricted from converting into common shares for a specified period, and is determined using an industry accepted option pricing model that incorporates market unobservable long-dated equity volatilities. A higher (lower) equity volatility generally results in a higher (lower) option value and a lower (higher) fair value of the preferred shares.

(8)	Valued using industry accepted discounted cash flow models that incorporate market unobservable credit spreads of the preferred shares.

(9)
Fair values are determined by reference to various valuation measures for comparable companies and transactions, including relevant valuation multiples. In some instances, such investments are classified as Level 3 because the valuation multiples applied by the company were adjusted for differences in attributes between the investment and the underlying companies or transactions from which the valuation multiples were derived.

Disclosure of investment income
An analysis of investment income for the years ended December 31 follows:
Interest and dividends and share of profit of associates

	2019	2018
Interest income:
Cash and short term investments	156.5	158.1
Bonds	618.0	555.0
Derivatives and other invested assets	51.8	30.8
	826.3	743.9
Dividends:
Preferred stocks	11.2	11.0
Common stocks	82.5	70.5
	93.7	81.5

Investment expenses	(39.8)	(41.9)

Interest and dividends	880.2	783.5

Share of profit of associates(1)	169.6	221.1

(1)	Includes impairment charges recorded on investments in associates during 2019 of $211.2 (2018 - $57.3). See note 6.

Schedule of gains (losses) on investment
Net gains (losses) on investments

	2019						2018
	Net realized gains (losses)		Net change in unrealized gains (losses)		Net gains (losses) on investments		Net realized gains (losses)		Net change in unrealized gains (losses)		Net gains (losses) on investments
Bonds	(59.6)	(1)(2)	258.1	(1)(2)	198.5		126.2		(335.9)		(209.7)
Preferred stocks	(23.4)		397.3	(3)	373.9		(21.9)		(10.7)		(32.6)
Common stocks	548.0	(4)	377.9	(4)	925.9		196.4		(581.1)		(384.7)
	465.0		1,033.3		1,498.3		300.7		(927.7)		(627.0)

Derivatives:
Equity and equity index total return swaps - short positions	48.2	(5)	(93.2)		(45.0)		(46.8)	(5)	8.6		(38.2)
Equity total return swaps - long positions	(34.5)	(5)	55.0		20.5		(37.2)	(5)	(49.1)		(86.3)
Equity warrant forward contracts	83.8	(6)	(38.4)	(6)	45.4		75.4	(6)	38.5	(6)	113.9
Equity warrants and call options	(4.7)		128.6		123.9		(15.1)		(54.8)		(69.9)
CPI-linked derivatives	(14.1)		1.8		(12.3)		—		(6.7)		(6.7)
U.S. treasury bond forwards	(119.3)		32.6		(86.7)		49.6		(2.9)		46.7
Other	9.9	(6)	(111.3)	(6)	(101.4)		0.1		19.8	(6)	19.9
	(30.7)		(24.9)		(55.6)		26.0		(46.6)		(20.6)

Foreign currency net gains (losses) on:
Investing activities	(17.3)		(50.7)		(68.0)	(7)	(43.1)		(128.2)		(171.3)	(7)
Underwriting activities	5.6		—		5.6		31.6		—		31.6
Foreign currency contracts	8.3		(9.6)		(1.3)		(21.5)		29.4		7.9
	(3.4)		(60.3)		(63.7)		(33.0)		(98.8)		(131.8)

Gain on disposition of associates	10.9	(8)	—		10.9		138.9	(11)	—		138.9

Gain on deconsolidation of subsidiary	171.3	(9)	—		171.3		889.9	(12)	—		889.9

Other	20.3		134.7	(10)	155.0		(0.1)		3.6		3.5

Net gains (losses) on investments	633.4		1,082.8		1,716.2		1,322.4		(1,069.5)		252.9

(1)
On June 28, 2019 EXCO emerged from bankruptcy protection and settled the company's holdings of EXCO bonds with common shares (note 6), resulting in the company recording a net loss on investment of $179.3 (realized losses of $296.3, of which $117.0 was recorded as unrealized losses in prior years).

(2)
On December 21, 2019 Fairfax India's holdings of Sanmar Chemicals Group ("Sanmar") bonds with a principal amount of $300.0 were settled for net cash proceeds of $425.5 (30.3 billion Indian rupees) including accrued interest, resulting in the company recording a net gain on investment of $48.8 (realized gains of $156.5, of which $107.7 was recorded as unrealized gains in prior years). See note 6.

(3)
On December 23, 2019 Go Digit Infoworks Services Private Limited ("Digit") entered into definitive agreements whereby its general insurance subsidiary Go Digit Insurance Limited ("Digit Insurance") subsequently issued approximately $91 (6.5 billion Indian rupees) of new equity shares primarily to three Indian investors. This transaction valued Digit Insurance at approximately $858 (61.2 billion Indian rupees) and resulted in the company recording net unrealized gains on investments of $350.9 on its investment in Digit compulsory convertible preferred shares. The company also holds a 49.0% equity interest in Digit as described in note 6.

(4)
During 2019 the company sold its 9.9% equity interest in ICICI Lombard for gross proceeds of $729.0 and recognized a net gain on investment of $240.0 (realized gains of $311.2, of which $71.2 was recorded as unrealized gains in prior years), primarily related to the removal of the discount for lack of marketability previously applied by the company to the traded market price of its ICICI Lombard common stock.

(5)
Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are required to cash-settle monthly or quarterly the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement.

(6)
Includes the Seaspan forward commitment contracts to invest in Seaspan Tranche 2 debentures and warrants in 2019 and also the equity warrant forward contract to invest in Seaspan $8.05 warrants in 2018. See note 6.

(7)
Foreign currency net losses on investing activities during 2019 primarily related to U.S. dollar denominated investments held by subsidiaries with a Canadian dollar or British pound functional currency as the U.S. dollar weakened relative to those currencies. Foreign currency net losses on investing activities during 2018 primarily reflected strengthening of the U.S. dollar relative to the Indian rupee and the euro.

(8)
On April 18, 2019 Brit acquired the 50.0% equity interest in Ambridge Partners LLC ("Ambridge Partners") that it did not already own for $46.6, remeasured its existing equity interest to fair value for a gain of $10.4, and commenced consolidating Ambridge Partners.

(9)	On May 17, 2019 the company deconsolidated Grivalia Properties upon its merger into Eurobank and recognized a non-cash gain of $171.3. See note 23.

(10)	During 2019 it was determined that the company will receive additional consideration of $33.9 pursuant to its sale of First Capital in 2017. See note 20.

(11)
During 2018 the company sold its equity accounted investments in Arbor Memorial Services Inc. and an insurance brokerage for net proceeds of $179.2 (Cdn $235.4) and $58.8 (Cdn$76.3) and recorded net realized gains of $111.8 and $17.6 (Cdn$22.7) respectively.

(12)
During 2018 Thomas Cook India entered into a joint strategic agreement with the founder of Quess that resulted in Quess becoming a joint venture of Thomas Cook India whereas it was previously a consolidated subsidiary. Accordingly, the company remeasured the carrying value of Quess to its fair value of $1,109.5, recognized a non-cash gain of $889.9 and commenced applying the equity method of accounting. See note 23.